Equity (Q2) (Details) - USD ($)						3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 10, 2019	Oct. 31, 2018	Jul. 12, 2018	Nov. 10, 2017	Nov. 01, 2017	Sep. 30, 2018	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Oct. 31, 2019	Oct. 24, 2017	Jun. 30, 2017	Jun. 30, 2015
Preferred stock, shares authorized							20,000,000	20,000,000	20,000,000				20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock issuance expense							$ 126,000
Stock option awards vesting period, description							Stock option awards generally vest ratably over a one to four year period and expire ten years after the date of grant.
Vesting period							10 years
Unvested stock options, outstanding
Incremental cost							$ 87,000
Purchase of warrants									1,000,000
Warrants exercise price							$ 32.00	$ 32.00	$ 32.00		$ 32.00
Fair value of warrants							$ 6,300,000		$ 2,000,000
Warrants [Member]
Fair value of warrants							10,000
Recognized stock compensation expenses							$ 10,000
New Placement Agent Warrant [Member]
Purchase of warrants										100,000
Placement Agent Warrant [Member]
Purchase of warrants										23,438
Placement Agent Warrant [Member] | Maximum [Member]
Warrants exercise price										$ 138.24
Placement Agent Warrant [Member] | Minimum [Member]
Warrants exercise price										$ 3.00
New Purchase Agreement [Member]
Exercise price of warrants, description							The New Purchase Agreements with each of the Purchasers of the Debentures, whereby each of the Purchasers agreed to exchange their Debenture Warrants for New Debenture Warrants, the New Debenture Warrants was repriced from $32 to $3.00 or $6.00 per share, dependent upon their participation in the Interim Financing.
New Purchase Agreement [Member]
Exercise price of warrants, description	The New Debenture Warrants and the New Placement Agent Warrants are exercisable into shares of common stock at any time from and after the closing date (provided that the Company can only issue up to 19.99% of the outstanding shares as of the date the Merger was announced without shareholder approval) at an exercise price of $3.00 or $6.00 per common share dependent upon their participation in the Interim Financing (subject to adjustment).
Warrants exercisable term							5 years
Purchase of warrants							1,333,338
Restricted Stock [Member]
Unvested stock options, outstanding									1,230			3,810
2015 and 2005 Incentive Plans [Member]
Share-based compensation arrangement by share-based payment award, number of shares authorized							328,125	328,125
2015 Incentive Plan [Member]
Share-based compensation arrangement by share-based payment award, shares available for future issuance							41,880	31,409
ILL-Sino Development Inc [Member]
Shares issued, price per share			$ 24.64
Stock issuance expense						$ 71,000		$ 71,000
Stock issued during period, shares issued for services			2,862
Market Development Consulting Group, Inc. [Member]
Stock issued during the period	70,000
Shares issued, price per share	$ 1.80			$ 28.16
Stock issuance expense									$ 60,000
Stock issued during period, shares issued for services				2,131
Warrants exercise price		$ 10.4			$ 28.16
Fair value of warrants		$ 200,000			$ 100,000
Market Development Consulting Group, Inc. [Member] | Common Stock [Member]
Stock issued during acquisition	300,000
Warrants exercise price	$ 3.00
Market Development Consulting Group, Inc. [Member] | Warrants [Member]
Warrants exercisable term	10 years
Fair value of warrants	$ 500,000